Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock As Previously Reported	Common Stock	Additional Paid-in Capital As Previously Reported	Additional Paid-in Capital	Retained Earnings As Previously Reported	Retained Earnings	Unearned ESOP Shares As Previously Reported	Unearned ESOP Shares	Accumulated Other Comprehensive Loss As Previously Reported	Accumulated Other Comprehensive Loss	As Previously Reported	Cumulative effect of accounting change	Total
Balance, at beginning at Jun. 30, 2022										$ (369,029)
Net income						$ 1,672,070							$ 1,672,070
ESOP shares committed to be released (874 shares)				$ 5,168				$ 34,959					40,127
Stock based compensation				130,628									130,628
Other comprehensive loss										(415,828)			(415,828)
Purchase and retirement of common stock		$ (1,154)		(1,370,690)									(1,371,844)
Balance, at ending (Accounting Standards Update 2016-13) at Jun. 30, 2023													31,279,518,000
Balance, at ending at Jun. 30, 2023	$ 22,295	21,141	$ 8,487,400	7,252,506	$ 23,905,230	25,577,300	$ (821,531)	(786,572)	$ (369,029)	(784,857)	$ 31,224,365		31,279,518
Net income						86,197							86,197
ESOP shares committed to be released (874 shares)				1,716				8,740					10,456
Stock based compensation				39,775									39,775
Other comprehensive loss										(91,940)			(91,940)
Balance, at ending (Accounting Standards Update 2016-13) at Sep. 30, 2023						133,375							133,375
Balance, at ending at Sep. 30, 2023		21,141		7,293,997		25,796,872		(777,832)		(876,797)			31,457,381
Balance, at beginning (Accounting Standards Update 2016-13) at Jun. 30, 2023													31,279,518,000
Balance, at beginning at Jun. 30, 2023	$ 22,295	21,141	$ 8,487,400	7,252,506	$ 23,905,230	25,577,300	$ (821,531)	(786,572)	$ (369,029)	(784,857)	$ 31,224,365		31,279,518
Net income						(186,994)							(186,994)
ESOP shares committed to be released (874 shares)				(1,023)				34,959					33,936
Stock based compensation				159,100									159,100
Other comprehensive loss										32,069			32,069
Purchase and retirement of common stock		(171)		(156,049)									(156,220)
Balance, at ending (Accounting Standards Update 2016-13) at Jun. 30, 2024						133,375						$ 133,375	133,375
Balance, at ending at Jun. 30, 2024		20,970		7,254,534		25,523,681		(751,613)		(752,788)			31,294,784
Net income						174,907							174,907
ESOP shares committed to be released (874 shares)				1,747				8,740					10,487
Stock based compensation				39,776									39,776
Other comprehensive loss										111,793			111,793
Purchase and retirement of common stock		(50)		(44,450)									(44,500)
Balance, at ending at Sep. 30, 2024		$ 20,920		$ 7,251,607		$ 25,698,588		$ (742,873)		$ (640,995)			$ 31,587,247